UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Criterion Capital Management, LLC

Address:   4 Embarcadero Center
           34th Floor
           San Francisco, CA 94111


Form 13F File Number: 28-10866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Daniel Beckham
Title:  Chief Operating Officer
Phone:  (415) 834-2417

Signature,  Place,  and  Date  of  Signing:

/s/ R. Daniel Beckham              San Francisco, CA                  5/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      706,118
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACME PACKET INC               COMMON         004764106     6555   340000 SH       SOLE                 340000      0    0
ACTIVISION BLIZZARD INC       COMMON         00507V109     1567   130000 SH       SOLE                 130000      0    0
ADOBE SYSTEMS INC             COMMON         00724F101    27800   785969 SH       SOLE                 785969      0    0
ADVENT SOFTWARE INC           COMMON         007974108    13867   309871 SH       SOLE                 309871      0    0
ALLSCRIPTS MISYS HEALTHCARE   COMMON         01988P108    11059   564818 SH       SOLE                 564818      0    0
AMAZON COM INC                COMMON         023135106    17650   130000 SH       SOLE                 130000      0    0
APPLE COMPUTER INC            COMMON         037833100    22795    97000 SH       SOLE                  97000      0    0
ARCSIGHT INC                  COMMON         039666102    10556   375000 SH       SOLE                 375000      0    0
ATHENAHEALTH INC              COMMON         04685W103    38540  1054171 SH       SOLE                1054171      0    0
AUTODESK INC                  COMMON         052769106    18377   625497 SH       SOLE                 625497      0    0
CANADIAN SOLAR INC            COMMON         136635109      608    25000 SH       SOLE                  25000      0    0
CAVIUM NETWORKS INC           COMMON         14965A101    12191   490000 SH       SOLE                 490000      0    0
CITRIX SYS INC                COMMON         177376100    35318   744000 SH       SOLE                 744000      0    0
CROWN CASTLE INTL CORP        COMMON         228227104    30917   808722 SH       SOLE                 808722      0    0
EBAY INC                      COMMON         278642103    38379  1423151 SH       SOLE                1423151      0    0
F5 NETWORKS INC               COMMON         315616102     3082    50000 SH       SOLE                  50000      0    0
IHS INC                       COMMON         451734107     8021   150000 SH       SOLE                 150000      0    0
INFORMATICA CORPORATION       COMMON         45666Q102     8067   300000 SH       SOLE                 300000      0    0
INTERPUBLIC GROUP OF COS INC  COMMON         460690100    12438  1495000 SH       SOLE                1495000      0    0
INTL GAME TECHNOLOGY          COMMON         459902102    28573  1548668 SH       SOLE                1548668      0    0
INTUIT INC                    COMMON         461202103    12698   370000 SH       SOLE                 370000      0    0
JA SOLAR HOLDINGS CO LTD      SPON ADR       466090107      615   110000 SH       SOLE                 110000      0    0
JDS UNIPHASE CORPORATION      COMMON         46612J507     3380   270000 SH       SOLE                 270000      0    0
JUNIPER NETWORKS              COMMON         48203R104    12886   420000 SH       SOLE                 420000      0    0
LAMAR ADVERTISING CO-CL A     CL A           512815101    40549  1180458 SH       SOLE                1180458      0    0
LAS VEGAS SANDS CORP          COMMON         517834107     7720   365000 SH       SOLE                 365000      0    0
LINEAR TECHNOLOGY CORPORATION COMMON         535678106    17135   606540 SH       SOLE                 606540      0    0
MEMC ELECTRONIC MATERIALS INC COMMON         552715104     3066   200000 SH       SOLE                 200000      0    0
MERCADOLIBRE INC              COMMON         58733R102    37797   784000 SH       SOLE                 784000      0    0
NETFLIX COM INC               COMMON         64110L106    13642   185000 SH       SOLE                 185000      0    0
RACKSPACE HOSTING INC         COMMON         750086100     1498    80000 SH       SOLE                  80000      0    0
RED HAT INC                   COMMON         756577102    21227   725198 SH       SOLE                 725198      0    0
RIVERBED TECHNOLOGY INC       COMMON         768573107     8236   290000 SH       SOLE                 290000      0    0
SALESFORCE COM INC            COMMON         79466L302    26058   350000 SH       SOLE                 350000      0    0
SUCCESSFACTORS INC            COMMON         864596101    27798  1460000 SH       SOLE                1460000      0    0
SYNAPTICS INC                 COMMON         87157D109     5108   185000 SH  CALL SOLE                 185000      0    0
TELLABS INC                   COMMON         879664100     7949  1050000 SH       SOLE                1050000      0    0
TRINA SOLAR LTD               SPON ADR       89628E104      610    25000 SH       SOLE                  25000      0    0
VANCEINFO TECHNOLOGIES INC    COMMON         921564100    27860  1249876 SH       SOLE                1249876      0    0
VERISK ANALYTICS INC CL A     CL A           92345Y106    25657   909824 SH       SOLE                 909824      0    0
VISTAPRINT NV                 SHS            N93540107    17856   311262 SH       SOLE                 311262      0    0
WYNN RESORTS LTD              COMMON         983134107    25327   334000 SH       SOLE                 334000      0    0
YAHOO INC                     COMMON         984332106    15086   912622 SH       SOLE                 912622      0    0


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